                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [  ];   Amendment Number:___
         This Amendment(Check only one):     [  ] is a restatement
                                             [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Firsthand Capital Management, Inc.
Address:          125 South Market
                  Suite 1200
                  San Jose, California 95113

Form 13F File Number: 28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin M. Landis
Title:            President
Phone:            (408) 294-2200

Signature, Place, and Date of Signing

                /s/ Kevin M. Landis         SAN JOSE, CALIFORNIA        10/08/01
                -----------------------     --------------------        --------
                [Signature]                 [City, State]               [Date]

Report Type (Check only one):

[X]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                           0
                                                 -----------------------------

Form 13F Information Table Entry Total:                                    138
                                                 -----------------------------

Form 13F Information Table Value Total:          $                   1,325,363
                                                 -----------------------------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                       FIRSTHAND CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                 as of 09/30/01

                                                           VALUE     SHARES/  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
@ Road, Inc.                    Common Stock   04648K105 $      463   223,500 SH          SOLE               223,500
Adobe                           Common Stock   00724F101 $    1,379    57,500 SH          SOLE                57,500
Advanced Fibre
 Communications, Inc.           Common Stock   00754A105 $       15     1,000 SH          SOLE                 1,000
Aeroflex, Inc.                  Common Stock   007768104 $    2,971   270,055 SH          SOLE               270,055
Agile Software                  Common Stock   00846X105 $    2,236   246,000 SH          SOLE               246,000
Agilent Technologies, Inc.      Common Stock   00846U101 $    8,048   411,680 SH          SOLE               384,921         26,759
Alpha Industries, Inc.          Common Stock   020753109 $   14,786   763,335 SH          SOLE               763,335
Alpha Industries, Inc.
 Oct 30 Call                    Call           020753909 $       15    77,000 SH  CALL    SOLE                77,000
Altera Corp.                    Common Stock   021441100 $    7,529   456,567 SH          SOLE               425,975         30,592
Amgen, Inc.                     Common Stock   031162100 $    8,477   144,266 SH          SOLE               144,266
Amkor Technology, Inc.          Common Stock   031652100 $   12,651 1,202,524 SH          SOLE             1,137,190         65,334
Anadigics, Inc.                 Common Stock   032515108 $      384    31,445 SH          SOLE                31,445
AOL Time Warner, Inc.           Common Stock   00184A105 $   12,470   376,746 SH          SOLE               352,020         24,726
Applied Materials, Inc.         Common Stock   038222105 $    6,361   223,652 SH          SOLE               208,170         15,482
Applied Micro Circuits Corp.    Common Stock   03822W109 $   20,433 2,923,146 SH          SOLE             2,923,146
ARM Holdings plc- ADR           ADR            042068106 $    1,724   163,400 SH          SOLE               163,400
ASM Lithography Holding N.V.    Common Stock   N07059111 $   10,513   937,780 SH          SOLE               936,886            894
AT&T Wireless Services          Common Stock   00209A106 $    3,434   229,845 SH          SOLE               229,845
Avici Systems                   Common Stock   05367L109 $       24    19,000 SH          SOLE                19,000
BEA Systems, Inc.               Common Stock   073325102 $    9,090   947,823 SH          SOLE               901,475         46,348
Brio Technology, Inc.           Common Stock   109704106 $      486   200,000 SH          SOLE               200,000
Brocade Communications
 Systems, Inc.                  Common Stock   111621108 $      208    14,800 SH          SOLE                14,800
Cadence Design Systems, Inc.    Common Stock   127387108 $   75,312 4,523,215 SH          SOLE             4,473,530         49,685
Celeritek, Inc.                 Common Stock   150926103 $    6,215   525,353 SH          SOLE               525,353
Check Point Software
 Technologies, Ltd.             Common Stock   M22465104 $    1,210    54,945 SH          SOLE                54,945
CIENA Corp.                     Common Stock   171779101 $   17,251 1,676,510 SH          SOLE             1,676,510
Cisco Systems, Inc.             Common Stock   17275R102 $   38,855 3,190,077 SH          SOLE             3,156,560         33,517
Comcast Corp. - Special CL A    Common Stock   200300200 $    1,997    55,670 SH          SOLE                55,670
Concord Communications, Inc.    Common Stock   206186108 $   16,422 1,845,130 SH          SOLE             1,845,130
Conexant Systems, Inc.          Common Stock   207142100 $   10,603 1,277,440 SH          SOLE             1,277,440
Corning, Inc.                   Common Stock   219350105 $   33,020 3,743,784 SH          SOLE             3,700,050         43,734
CoSine Communications, Inc      Common Stock   221222102 $        4    11,000 SH          SOLE                11,000
Cox Communications, Inc. - A    Common Stock   224044107 $    2,094    50,165 SH          SOLE                50,165
Cree Research, Inc.             Common Stock   225447101 $    4,141   280,200 SH          SOLE               280,200
Crosswave Communications,
 Inc. - ADR                     ADR            227686102 $       65   180,000 SH          SOLE               180,000
DMC Stratex Networks, Inc.      Common Stock   23322L106 $   37,562 7,279,504 SH          SOLE             7,279,504
Dobson Communications Corp.     Common Stock   256069105 $      351    33,955 SH          SOLE                33,955
Earthlink, Inc.                 Common Stock   270321102 $      276    18,100 SH          SOLE                18,100
Edo Corp.                       Common Stock   281347104 $    1,334    46,400 SH          SOLE                46,400
EMC Corp.                       Common Stock   268648102 $    3,095   263,409 SH          SOLE               245,545         17,864
EMS Technologies, Inc.          Common Stock   26873N108 $      401    28,970 SH          SOLE                28,970
Enterasys Networks, Inc.        Common Stock   293637104 $   28,860 4,474,390 SH          SOLE             4,474,390

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
ePlus, Inc.                     Common Stock   294268107 $    5,192   726,100 SH          SOLE               726,100
EXFO Electro-Optical
 Engineering, Inc.              Common Stock   302043104 $    2,036   226,200 SH          SOLE               226,200
Extreme Networks                Common Stock   30226D106 $    4,292   621,200 SH          SOLE               621,200
Gemstar-TV Guide
 International, Inc.            Common Stock   36866W106 $    5,198   263,714 SH          SOLE               248,710         15,004
Genesis Microchip, Inc.         Common Stock   371933102 $   13,828   491,397 SH          SOLE               491,397
Genuity, Inc. - A               Common Stock   37248E103 $   15,280 9,732,716 SH          SOLE             9,732,716
GlobeSpan, Inc.                 Common Stock   379571102 $   12,419 1,373,763 SH          SOLE             1,373,763
Globix Corp.                    Common Stock   37957F101 $    2,113 5,030,234 SH          SOLE             5,030,234
Herley Industries, Inc.         Common Stock   427398102 $    1,607   110,400 SH          SOLE               110,400
Hybrid Networks, Inc.           Common Stock   44860K102 $    1,589 1,271,200 SH          SOLE             1,271,200
i2 Technologies, Inc.           Common Stock   465754109 $    1,720   500,102 SH          SOLE               500,102
Illuminet Holdings, Inc.        Common Stock   452334105 $    1,341    35,000 SH          SOLE                35,000
Immunex Corp.                   Common Stock   452528102 $    3,414   183,072 SH          SOLE               183,072
Interliant, Inc.                Common Stock   458742103 $      311 1,555,400 SH          SOLE             1,555,400
Intersil Holding Corp.          Common Stock   46069S109 $    4,085   146,315 SH          SOLE               146,315
Interwoven, Inc.                Common Stock   46114T102 $    1,388   359,700 SH          SOLE               359,700
Intrado, Inc.                   Common Stock   46117A100 $    1,923    74,930 SH          SOLE                74,930
Inverness Medical
 Technology, Inc.               Common Stock   461268104 $   13,010   352,100 SH          SOLE               352,100
ITT Industries, Inc.            Common Stock   450911102 $   12,833   286,450 SH          SOLE               286,450
Johnson & Johnson               Common Stock   478160104 $   11,154   201,332 SH          SOLE               201,332
KLA-Tencor Corp.                Common Stock   482480100 $    6,342   200,825 SH          SOLE               187,060         13,765
Legato Systems, Inc.            Common Stock   524651106 $   30,043 5,482,266 SH          SOLE             5,482,266
Level 3 Communications, Inc.    Common Stock   52729N100 $        2       650 SH          SOLE                   650
Liberty Media Corp. - A         Common Stock   530718105 $      475    37,415 SH          SOLE                37,415
Macromedia, Inc.                Common Stock   556100105 $    4,602   380,000 SH          SOLE               380,000
Manugistics Group, Inc.         Common Stock   565011103 $      649   111,500 SH          SOLE               111,500
Marvell Technology
 Group Ltd.                     Common Stock   G5876H105 $    6,171   430,000 SH          SOLE               430,000
MCI Group                       Common Stock   98157D304 $      122     8,000 SH          SOLE                 8,000
Medtronic, Inc.                 Common Stock   585055106 $   27,530   632,882 SH          SOLE               632,882
Micromuse, Inc.                 Common Stock   595094103 $    8,019 1,411,800 SH          SOLE             1,411,800
Microsoft Corp.                 Common Stock   594918104 $      758    14,810 SH          SOLE                14,810
Motorola, Inc.                  Common Stock   620076109 $   55,409 3,551,885 SH          SOLE             3,551,885
NaviSite, Inc.                  Common Stock   63935M109 $      726 3,819,000 SH          SOLE             3,819,000
NETsilicon, Inc.                Common Stock   64115X105 $    2,340 1,264,701 SH          SOLE             1,264,701
Network Appliance, Inc.         Common Stock   64120L104 $      338    49,765 SH          SOLE                49,765
Network Associates, Inc.        Common Stock   640938106 $      368    28,530 SH          SOLE                28,530
Nippon Telegraph and
 Telephone Corp. - ADR          ADR            654624105 $    2,364   102,100 SH          SOLE               102,100
Nokia Corp. - ADR               ADR            654902204 $    7,739   494,483 SH          SOLE               470,025         24,458
Nuance Communications, Inc.     Common Stock   669967101 $    2,746   422,500 SH          SOLE               422,500
Numerical Technologies, Inc.    Common Stock   67053T101 $    8,300   500,000 SH          SOLE               500,000
O2 Micro International Ltd.     Common Stock   G6797E106 $    1,165    88,600 SH          SOLE                88,600
OmniVision Technologies, Inc.   Common Stock   682128103 $      468   156,100 SH          SOLE               156,100
ONI Systems Corp.               Common Stock   68273F103 $       40    10,000 SH          SOLE                10,000
Oplink Communications, Inc.     Common Stock   68375Q106 $       66   100,000 SH          SOLE               100,000
Oracle Corp.                    Common Stock   68389X105 $   16,980 1,349,783 SH          SOLE             1,286,030         63,753
P-Com, Inc.                     Common Stock   693262107 $    3,133  11602370 SH          SOLE            11,602,370
PeopleSoft, Inc.                Common Stock   712713106 $   55,873   3097190 SH          SOLE             3,097,190
PerkinElmer, Inc.               Common Stock   714046109 $   42,458   1618068 SH          SOLE             1,618,068
Pervasive Software, Inc.        Common Stock   715710109 $    3,553   2179923 SH          SOLE             2,179,923
Pfizer, Inc.                    Common Stock   717081103 $   28,238    704200 SH          SOLE               704,200

PMC-Sierra, Inc.                Common Stock   69344F106 $   16,632   1600767 SH          SOLE             1,583,705         17,062
Polycom, Inc.                   Common Stock   73172K104 $    5,924    243080 SH          SOLE               243,080
QUALCOMM, Inc.                  Common Stock   747525103 $   11,973    251843 SH          SOLE               235,780         16,063
Raindance Communications, Inc.  Common Stock   75086X106 $    1,533    709600 SH          SOLE               709,600
Ramtron International Corp.     Common Stock   751907304 $       24     15000 SH          SOLE                15,000
Raytheon Company                Common Stock   755111507 $   74,966   2157285 SH          SOLE             2,135,980         21,305
Read-Rite Corp.                 Common Stock   755246105 $   14,690   4979782 SH          SOLE             4,979,782
Riverstone Networks, Inc.       Common Stock   769320102 $   12,053   2295861 SH          SOLE             2,295,861
Sage, Inc.                      Common Stock   786632109 $      328     21495 SH          SOLE                21,495
SAP AG - ADR                    ADR            803054204 $    3,802    146700 SH          SOLE               146,700
SBC Communications, Inc.        Common Stock   78387G103 $      424      9000 SH          SOLE                 9,000
Scientific-Atlanta, Inc.        Common Stock   808655104 $    6,281    358920 SH          SOLE               335,680         23,240
Siebel Systems, Inc.            Common Stock   826170102 $    8,233    632805 SH          SOLE               599,795         33,010
Silicon Image, Inc.             Common Stock   82705T102 $    1,143    546800 SH          SOLE               546,800
SonicWall, Inc.                 Common Stock   835470105 $      273     22940 SH          SOLE                22,940
SpectraLink Corp.               Common Stock   847580107 $   17,635   1161735 SH          SOLE             1,161,735
Sprint PCS Group                Common Stock   852061506 $    4,314    164090 SH          SOLE               164,090
Stratos Lightwave, Inc.         Common Stock   863100103 $    9,496   2752334 SH          SOLE             2,752,334
Sun Microsystems, Inc.          Common Stock   866810104 $   33,270   4022946 SH          SOLE             3,960,645         62,301
Sungard Data Systems            Common Stock   867363103 $    3,157    135090 SH          SOLE               135,090
Sycamore Networks               Common Stock   871206108 $      627    180100 SH          SOLE               180,100
Symantec Corp.                  Common Stock   871503108 $    1,771     51075 SH          SOLE                51,075
Synopsis                        Common Stock   871607107 $   14,036    349947 SH          SOLE               330,620         19,327
Taiwan Semiconductor
 Manufacturing Co. - ADR        ADR            874039100 $    3,876    408465 SH          SOLE               408,465
Tekelec, Inc.                   Common Stock   879101103 $   15,440   1172365 SH          SOLE             1,172,365
TeleCommunication Systems,
 Inc. - A                       Common Stock   87929J103 $    1,980   1980197 SH          SOLE             1,980,197
Teledyne Technologies, Inc.     Common Stock   879360105 $    1,595    100000 SH          SOLE               100,000
Teradyne, Inc.                  Common Stock   880770102 $    5,195    266395 SH          SOLE               248,520         17,875
Three-Five Systems, Inc.        Common Stock   88554L108 $   17,649   1107200 SH          SOLE             1,107,200
TranSwitch Corp.                Common Stock   894065101 $   14,609   4774106 SH          SOLE             4,774,106
Tripath Technology              Common Stock   89672P104 $      176    315000 SH          SOLE               315,000
TriQuint Semiconductor, Inc.    Common Stock   89674K103 $      351     21965 SH          SOLE                21,965
TRW, Inc.                       Common Stock   872649108 $   19,688    660235 SH          SOLE               660,235
UTStarcom, Inc.                 Common Stock   918076100 $    9,204    566385 SH          SOLE               566,385
VeriSign, Inc.                  Common Stock   92343E102 $    5,027    119975 SH          SOLE               119,975
VERITAS Software Corp.          Common Stock   923436109 $   17,225    934136 SH          SOLE               920,854         13,282
Verizon Communications, Inc.    Common Stock   92343V104 $      698     12900 SH          SOLE                12,900
Vignette Corp.                  Common Stock   926734104 $    1,373    387900 SH          SOLE               387,900
Visual Networks, Inc.           Common Stock   928444108 $    4,306   1888399 SH          SOLE             1,888,399
Vitesse Semiconductor Corp.     Common Stock   928497106 $   24,438   3153279 SH          SOLE             3,113,380         39,899
Websense, Inc.                  Common Stock   947684106 $    5,487    503400 SH          SOLE               503,400
Western Digital Corp.           Common Stock   958102105 $   15,773   7268505 SH          SOLE             7,268,505
Wind River Systems, Inc.        Common Stock   973149107 $   44,377   4226417 SH          SOLE             4,174,834         51,583
WorldCom Group                  Common Stock   55268B106 $    3,008    200000 SH          SOLE               200,000
Xilinx, Inc.                    Common Stock   983919101 $    3,575    151943 SH          SOLE               141,955          9,988
Zoran Corp.                     Common Stock   98975F101 $   33,215   1371376 SH          SOLE             1,371,376


REPORT SUMMARY:                             138          $1,325,363